MERRILL LYNCH
                                                               GLOBAL UTILITY
                                                               FUND, INC.

                                                      STRATEGIC
                                                               Performance

                                [GRAPHIC OMITTED]

                                                               Quarterly Report
                                                               February 28, 1999

                     MERRILL LYNCH GLOBAL UTILITY FUND, INC.

Sector Diversification As a Percentage of Equities as of February 28, 1999

Pie graph depicting the following percentages:

                          Telecommunications      54.7%

                          Utilities--Electric     28.9%

                          Utilities--Gas          11.1%

                          Utilities--Water         5.3%

Geographical Diversification As a Percentage of Equities as of February 28, 1999

Pie graph depicting the following percentages:

                          Europe                  52.4%

                          United States           39.6%

                          Asia/Pacific Basin       5.1%

                          Americas (Ex-US)         2.9%

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1999

DEAR SHAREHOLDER

Investor attitudes shifted markedly during the quarter ended February 28, 1999. The US economy demonstrated surprising strength as 1998 drew to a close. As 1999 began, forecasts of a possible slowdown gave way to increasing expectations that the US economy could overheat. As a result, US long-term bond yields backed up to mid-summer 1998 levels as investors increasingly anticipated monetary policy tightening by the Federal Reserve Board. However, shortly after the February quarter's close, investor confidence returned as weaker-than-expected US employment statistics suggested that inflationary pressures would continue to be contained and that the central bank would not make major adjustments to its monetary policy.

As 1999 unfolds, investor focus is likely to remain on the prospects for the US economy. For the health of the global economy overall, the ongoing recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. Progress in easing strains within the global financial system--combined with continued evidence of noninflationary economic growth--would likely provide an important element of stability to the financial markets.

Portfolio Matters

For the three-month period ended February 28, 1999, Merrill Lynch Global Utility Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +2.67%, +2.49%, +2.50% and +2.63%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

As measured by the unmanaged Financial Times/Standard & Poor's (FT/S&P)--Actuaries World Utility Index, US-based utility stocks outperformed global utility stocks for the quarter ended February 28, 1999. However, the outperformance was not broad-based across individual industries. For instance, the domestic electric and natural gas stocks in the Standard & Poor's 500 (S&P
500) Index underperformed while the domestic telecommunications sector had both absolute and relative outperformance. This was in part the result of higher interest rate sensitivity of the domestic electric sector and the fact that the yield on the 30-year US Treasury bond rose from 5.08% on November 30, 1998 to 5.57% by February 28, 1999. The domestic natural gas sector, which is not as sensitive to interest rates, was negatively impacted by the continuing above-normal winter temperatures that have resulted in less natural gas usage and higher storage levels. On the other hand, the domestic telecommunications sector benefited from the continuation of earnings growth as fourth quarter and year-end results were reported in January. Moreover, the two largest telecommunications companies in the S&P Utility Index, both of which are Fund holdings, had spectacular performance, as measured by market capitalization. AT&T Corp.'s shares rose 32% and MCI WorldCom Inc.'s increased by nearly 40%.

On a regional basis, Europe remained the best-performing market for utility investments during the three-month period ended February 28, 1999. Performance was primarily driven by countries such as Germany, France, Switzerland, Norway and Italy. Other important countries in the region that had positive total returns included the United Kingdom, Denmark, Spain and Portugal.

During the February quarter, there were several notable events that drove share prices higher in Europe. First, the UK-based cellular company Vodafone Group PLC, a Fund holding, announced that it would merge with US-based cellular company, Airtouch. Both companies have significant operations outside of their home base and are viewed as being outstanding providers of cellular services. Thus, the outlook for Vodafone, which was already robust, is viewed as being even better following the completion of the proposed merger. Second, British Telecommunications PLC, also a Fund holding, reported outstanding third fiscal quarter results in early February. The company reported profit growth of 13%. Soaring demand for cellular, Internet and data services drove the bottom-line results. Investors reacted to the news by pushing the stock price higher by 11%. The investment viewpoint was that the earnings of the company would be negatively impacted by a slowing UK economy as well as increased competition taking away market share. When this proved not to be the case, incumbent telephone providers around the globe adopted a more positive outlook. Third, the Italy-based company Olivetti SpA made an unsolicited bid for the ordinary shares of Telecom Italia SpA, a Fund holding. Olivetti, which is not a Fund holding, offers both mobile and fixed telecommunications services as well as information technology equipment and services. The proposed acquisition is currently considered hostile since the management of Telecom Italia is not in favor of the transaction. The buy-out price suggested by Olivetti is viewed as too low given the quality of the assets of the company and the prospects for the company's future. This proposed transaction is complicated by the fact that the Italian government owns 3.4% of Telecom Italia and the takeover laws that govern Italian companies prevent the potential acquiree from taking actions to thwart the competitor. There have been many statements and meetings from both sides, and it is not yet clear what the resolution will be. However, in our opinion, Telecom Italia and its associated companies are still attractively valued and the prospects for the future remain favorable. Depending on the outcome, this merger and acquisition activity may have an impact on other telecommunication operators in Europe.

Emerging market utility performance remained mostly negative in the February quarter. According to the FT/S&P--Actuaries World Utility Index, Brazil, Hong Kong, China, Singapore, Indonesia and the Philippines all had negative total returns for the February quarter. Continued concern over the financial climate of several countries, coupled with slowing demand and little upward movement on tariffs, contributed to the negative returns.

During the February quarter, we made no reductions or eliminations to the Fund's portfolio. However, we added two new holdings to the Fund's portfolio. Fortum Corporation, the IVO-Neste Group is a Finnish-based international energy company with operations in several Nordic countries. Natural gas and electricity are the company's two core businesses. We expect growth to be derived from a restructuring of assets, cost cutting and acquisitions in electricity distribution and generation in the company's region. We also added the shares of the US-based electric utility company FPL Group, Inc. to the portfolio. The company's principal subsidiary, Florida Power & Light, serves customers along most of the Atlantic coast. The stock weakened on regulatory rate concerns. Investor reaction appeared excessive, and we used it as an opportunity to buy shares in this high-quality electric utility company with an attractive dividend yield.

In Conclusion

We thank you for your investment in Merrill Lynch Global Utility Fund, Inc., and we look forward to discussing our investment strategy and outlook with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and Portfolio Manager

March 30, 1999


                                     2 & 3

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                 12 Month         3 Month      Since Inception
                                               Total Return    Total Return     Total Return
==============================================================================================
ML Global Utility Fund, Inc. Class A Shares        +17.58%         +2.67%          +201.21%
----------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class B Shares        +16.63          +2.49           +182.71
----------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class C Shares        +16.57          +2.50           +101.00
----------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class D Shares        +17.24          +2.63           +106.02
==============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 12/28/90 to 2/28/99 and Class C & Class D Shares, from 10/21/94 to 2/28/99.

Average Annual Total Return

                                             % Return Without   % Return With
                                               Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                                +25.60%          +20.58%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                          +14.67           +13.74
--------------------------------------------------------------------------------
Inception (12/28/90)
through 12/31/98                                   +15.08           +14.50
--------------------------------------------------------------------------------
*    Maximum sales charge is 4%.
**   Assuming maximum sales charge.

                                                 % Return         % Return
                                               Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                                +24.67%          +20.67%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                          +13.80           +13.80
--------------------------------------------------------------------------------
Inception (12/28/90)
through 12/31/98                                   +14.20           +14.20
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**   Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return         % Return
                                               Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                                +24.56%          +23.56%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                   +18.78           +18.78
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**   Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without   % Return With
                                               Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                                +25.30%          +20.29%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                   +19.46           +18.30
--------------------------------------------------------------------------------
*    Maximum sales charge is 4%.
**   Assuming maximum sales charge.


                                     4 & 5

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1999

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                                            Percent
                                          Shares                                                                             of Net
COUNTRY          Industries                Held              Common Stocks & Warrants                  Cost         Value    Assets
===================================================================================================================================
Australia        Telecommunications       721,400   Cable & Wireless Optus Limited                $    982,720  $  1,584,861    0.4%
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas         1,215,673   Australian Gas Light Company Limited             3,368,022     7,966,202    2.0
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Australia                 4,350,742     9,551,063    2.4
===================================================================================================================================
Austria          Utilities--Gas            24,320   EVN AG                                           1,896,384     3,203,528    0.8
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Austria                   1,896,384     3,203,528    0.8
===================================================================================================================================
Brazil           Telecommunications        28,000   Embratel Participacoes SA (ADR) (b)                593,704       381,500    0.1
                                            2,800   Tele Celular Sul Participacoes SA (ADR) (b)         45,069        45,150    0.0
                                            9,333   Tele Centro Oeste Celular Participacoes SA
                                                    (ADR) (b)                                           28,168        24,499    0.0
                                            5,600   Tele Centro Sul Participacoes SA (ADR) (b)         327,620       224,000    0.1
                                              560   Tele Leste Celular Participacoes SA (ADR) (b)       15,081        11,725    0.0
                                            1,400   Tele Nordeste Celular Participacoes SA
                                                    (ADR) (b)                                           20,801        21,350    0.0
                                              560   Tele Norte Celular Participacoes SA (ADR) (b)        8,711        13,615    0.0
                                           28,000   Tele Norte Leste Participacoes SA (ADR) (b)        431,194       280,000    0.1
                                            5,600   Tele Sudeste Celular Participacoes SA
                                                    (ADR) (b)                                          178,544        74,550    0.0
                                           28,000   Telecomunicacoes Brasileiras SA--Telebras
                                                    (ADR) (b)                                            2,167         4,813    0.0
                                            1,400   Telemig Celular Participacoes SA (ADR) (b)          40,736        25,900    0.0
                                           11,200   Telesp Celular Participacoes SA (ADR) (b)          360,556       235,200    0.1
                                           28,000   Telesp Participacoes SA (ADR) (b)                1,057,399       462,000    0.1
                                                                                                  ------------  ------------  -----
                                                                                                     3,109,750     1,804,302    0.5
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric      300,000   Companhia Paranaense de Energia-Copel
                                                    (ADR) (b)                                        5,400,000     1,350,000    0.3
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Brazil                    8,509,750     3,154,302    0.8
===================================================================================================================================
Canada           Telecommunications        81,900   BCT.Telus Communications Inc.                    1,508,854     2,276,358    0.5
                                           27,300   BCT.Telus Communications Inc. (A Shares)           502,951       713,512    0.2
                                                                                                  ------------  ------------  -----
                                                                                                     2,011,805     2,989,870    0.7
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas           200,000   TransCanada PipeLines Limited                    3,147,485     2,762,500    0.7
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Canada                    5,159,290     5,752,370    1.4
===================================================================================================================================
Denmark          Telecommunications       160,000   Tele Danmark A/S (ADR) (b)                       3,764,160     9,640,000    2.4
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Denmark                   3,764,160     9,640,000    2.4
===================================================================================================================================
Finland          Telecommunications        18,218   Sonera Group Oyj                                   160,197       312,967    0.1
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas           495,000   Fortum Corporation, the IVO-Neste Group          3,139,431     2,651,604    0.6
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Finland                   3,299,628     2,964,571    0.7
===================================================================================================================================
France           Utilities--Water          68,074   Vivendi                                          7,476,968    17,747,147    4.4
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in France                    7,476,968    17,747,147    4.4
===================================================================================================================================
Germany          Telecommunications        24,300   Deutsche Telekom AG                                462,162     1,114,978    0.3
                                            6,843   Mannesmann AG                                      610,301       918,664    0.2
                                                                                                  ------------  ------------  -----
                                                                                                     1,072,463     2,033,642    0.5
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric       40,000   RWE AG                                           1,799,334     1,743,148    0.5
                                           70,000   VEBA AG                                          2,284,445     3,734,375    0.9
                                            4,000   Viag AG                                          1,764,306     2,135,246    0.5
                                                                                                  ------------  ------------  -----
                                                                                                     5,848,085     7,612,769    1.9
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Germany                   6,920,548     9,646,411    2.4
===================================================================================================================================
Hong Kong        Utilities--Gas           158,455   Hong Kong and China Gas Company Ltd.               178,364       185,094    0.0
                                            7,202   Hong Kong and China Gas Company Ltd.
                                                    (Warrants) (a)                                           0           260    0.0
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks & Warrants in Hong Kong        178,364       185,354    0.0
===================================================================================================================================
Italy            Telecommunications     2,775,000   Telecom Italia Mobile (TIM) SpA                  2,012,515    18,642,239    4.6
                                        1,505,555   Telecom Italia SpA                               2,746,349    15,848,892    3.9
                                        2,891,700   Telecom Italia SpA (Registered
                                                    Non-Convertible)                                 5,447,174    19,521,447    4.8
                                                                                                  ------------  ------------  -----
                                                                                                    10,206,038    54,012,578   13.3
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric      462,000   AEM SpA                                            437,927     1,070,060    0.3
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas         1,786,300   Italgas SpA                                      5,169,953     9,117,820    2.3
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Italy                    15,813,918    64,200,458   15.9
===================================================================================================================================
Japan            Telecommunications           290   Nippon Telegraph & Telephone Corporation
                                                    (NTT)                                            2,475,448     2,390,996    0.6
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Japan                     2,475,448     2,390,996    0.6
===================================================================================================================================
Mexico           Telecommunications        35,000   Telefonos de Mexico, SA de CV (ADR) (b)          1,924,311     2,001,562    0.5
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Mexico                    1,924,311     2,001,562    0.5
===================================================================================================================================
New Zealand      Telecommunications        56,000   Telecom Corporation of New Zealand Limited
                                                    (ADR) (b)                                        1,230,138     2,240,000    0.6
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in New Zealand               1,230,138     2,240,000    0.6
===================================================================================================================================
Philippines      Telecommunications       188,000   Philippine Long Distance Telephone Company
                                                    (ADR) (b)                                        4,077,062     4,465,000    1.1
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in the Philippines           4,077,062     4,465,000    1.1
===================================================================================================================================
Portugal         Telecommunications       205,740   Portugal Telecom, SA (ADR) (b)                   4,576,844    10,081,260    2.5
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric       80,820   EDP--Electricidade de Portugal, SA (ADR) (b)     3,540,889     3,434,850    0.8
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Portugal                  8,117,733    13,516,110    3.3
===================================================================================================================================
Spain            Telecommunications       486,846   Telefonica, SA                                   5,492,570    22,231,492    5.5
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric      259,200   Endesa, SA (ADR) (b)                             2,556,672     6,836,400    1.7
                                           46,000   HidroElectrica del Cantabrico, SA                1,553,961     2,360,604    0.6
                                          323,500   Iberdrola, SA                                    2,035,162     5,060,260    1.2
                                                                                                  ------------  ------------  -----
                                                                                                     6,145,795    14,257,264    3.5
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in Spain                    11,638,365    36,488,756    9.0
===================================================================================================================================


                                     6 & 7

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1999

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                                                                                                            Percent
                                          Shares                                                                             of Net
COUNTRY          Industries                Held              Common Stocks & Warrants                  Cost         Value    Assets
===================================================================================================================================
United Kingdom   Telecommunications       671,000   British Telecommunications PLC                $  4,688,465  $ 11,618,672    2.9%
                                          225,000   Cable & Wireless PLC                             2,867,544     3,076,057    0.7
                                           88,000   Vodafone Group PLC (ADR) (b)                     2,605,300    16,032,500    4.0
                                                                                                  ------------  ------------  -----
                                                                                                    10,161,309    30,727,229    7.6
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric      208,000   National Power PLC                               1,723,671     1,652,545    0.4
                                          370,000   PowerGen PLC                                     2,705,142     4,530,932    1.1
                                                                                                  ------------  ------------  -----
                                                                                                     4,428,813     6,183,477    1.5
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in the United Kingdom       14,590,122    36,910,706    9.1
===================================================================================================================================
United States    Telecommunications        46,000   AT&T Corp.                                       1,848,510     3,777,750    0.9
                                          140,000   Ameritech Corporation                            2,996,450     9,152,500    2.3
                                           95,232   Bell Atlantic Corporation                        2,819,655     5,469,888    1.3
                                          183,600   BellSouth Corporation                            2,702,773     8,491,500    2.1
                                          108,000   Frontier Corporation                             2,193,480     3,881,250    1.0
                                           85,000   GTE Corporation                                  3,145,450     5,514,375    1.4
                                          108,000   MCI WorldCom Inc.                                3,572,937     8,910,000    2.2
                                          139,800   SBC Communications Inc.                          2,939,711     7,391,925    1.8
                                           68,000   U S WEST, Inc.                                   1,895,186     3,625,250    0.9
                                                                                                  ------------  ------------  -----
                                                                                                    24,114,152    56,214,438   13.9
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric      156,000   Allegheny Energy, Inc.                           4,213,210     4,631,250    1.1
                                           87,200   BEC Energy                                       2,722,264     3,177,350    0.8
                                          166,962   Cinergy Corp.                                    4,045,124     4,873,203    1.2
                                           84,200   Consolidated Edison, Inc.                        2,991,744     3,936,350    1.0
                                          118,900   DTE Energy Company                               4,092,463     4,696,550    1.2
                                           85,000   Duke Energy Corporation                          3,180,276     4,834,375    1.2
                                           86,000   Edison International                             1,925,397     2,193,000    0.5
                                          106,000   Energy East Corporation                          3,787,565     5,684,250    1.4
                                           90,000   FPL Group, Inc.                                  5,071,746     4,629,375    1.1
                                          127,300   GPU, Inc.                                        4,047,821     5,076,088    1.3
                                          239,500   NIPSCO Industries, Inc.                          3,715,746     6,212,031    1.5
                                          124,000   New Century Energies, Inc.                       3,798,642     5,029,750    1.2
                                          140,500   PECO Energy Company                              4,344,731     4,978,969    1.2
                                          183,000   PacifiCorp.                                      3,657,980     3,282,563    0.8
                                           75,200   Reliant Energy, Inc.                             1,840,708     2,016,300    0.5
                                           91,200   The Southern Company                             2,022,770     2,285,700    0.6
                                           68,000   TECO Energy, Inc.                                1,789,080     1,470,500    0.4
                                          100,000   Texas Utilities Company                          3,506,000     4,243,750    1.1
                                                                                                  ------------  ------------  -----
                                                                                                    60,753,267    73,251,354   18.1
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas            95,000   The Coastal Corporation                          1,262,602     3,040,000    0.7
                                           40,000   Enron Corporation                                1,842,108     2,600,000    0.6
                                          130,000   KeySpan Energy                                   3,371,550     3,445,000    0.9
                                          168,000   Questar Corporation                              2,475,460     3,003,000    0.7
                                           46,300   Sonat Inc.                                       1,537,769     1,171,969    0.3
                                           60,000   The Williams Companies, Inc.                     1,978,230     2,220,000    0.6
                                                                                                  ------------  ------------  -----
                                                                                                    12,467,719    15,479,969    3.8
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities--Water          86,200   Philadelphia Suburban Corporation                1,869,463     1,858,688    0.5
                 ------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks in the United States        99,204,601   146,804,449   36.3
===================================================================================================================================
                                                    Total Investments in Common Stocks &
                                                    Warrants                                       200,627,532   370,862,783   91.7
===================================================================================================================================

                                            Face
                                           Amount            Short-Term Securities
===================================================================================================================================
                 Commercial           $18,125,000   General Electric Capital Corp., 4.875%
                 Paper*                             due 3/01/1999                                   18,120,091    18,120,091    4.5
                 ------------------------------------------------------------------------------------------------------------------
                 US Government         15,000,000   Federal Home Loan Mortgage Corporation, 4.75%
                 Agency                             due 3/15/1999                                   14,968,333    14,968,333    3.7
                 Obligations*
===================================================================================================================================
                                                    Total Investments in Short-Term Securities      33,088,424    33,088,424    8.2
===================================================================================================================================
                 Total Investments                                                                $233,715,956   403,951,207   99.9
                                                                                                  ============
                 Other Assets Less Liabilities                                                                       314,582    0.1
                                                                                                                ------------  -----
                 Net Assets                                                                                     $404,265,789  100.0%
                                                                                                                ============  =====
===================================================================================================================================
                 Net Asset       Class A--Based on net assets of $43,043,373 and 2,328,386
                 Value:          shares outstanding                                                             $      18.49
                                                                                                                ============
                                 Class B--Based on net assets of $336,720,190 and 18,287,449
                                 shares outstanding                                                             $      18.41
                                                                                                                ============
                                 Class C--Based on net assets of $10,273,143 and 559,569
                                 shares outstanding                                                             $      18.36
                                                                                                                ============
                                 Class D--Based on net assets of $14,229,083 and 769,610
                                 shares outstanding                                                             $      18.49
                                                                                                                ============
===================================================================================================================================

      (a) Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

      (b)   American Depositary Receipts (ADR).

      * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.


                                      8 & 9

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1999

PORTFOLIO INFORMATION

Worldwide Investments as of February 28, 1999

Ten Largest Holdings                                  Percent of
(Equity Investments)                                  Net Assets
Telefonica, SA .....................................     5.5%
Telecom Italia SpA (Registered Non-Convertible) ....     4.8
Telecom Italia Mobile (TIM) SpA ....................     4.6
Vivendi ............................................     4.4
Vodafone Group PLC (ADR) ...........................     4.0
Telecom Italia SpA .................................     3.9
British Telecommunications PLC .....................     2.9
Portugal Telecom, SA (ADR) .........................     2.5
Tele Danmark A/S (ADR) .............................     2.4
Ameritech Corporation ..............................     2.3

Additions

FPL Group, Inc.
Fortum Corporation, the IVO-Neste Group

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Walter D. Rogers, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice President of Merrill Lynch Global Utility Fund, Inc. have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Richard and Mr. Harvey well in their retirements.
--------------------------------------------------------------------------------

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    10 & 11

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Utility Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #11693--2/99

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